Loss Per Share (Details) - JPY (¥) ¥ / shares in Units, ¥ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Loss (Numerator)
Net loss attributable to shareholders of the Company	¥ (690,471)	¥ (582,181)
Shares (Denominator)
Weighted average common shares outstanding - basic	7,901,951	4,910,426
Weighted average common shares for diluted computation	7,901,951	4,910,426
Loss per common share attributable to shareholders of the Company
Basic	¥ (87.38)	¥ (118.56)
Diluted	¥ (87.38)	¥ (118.56)
Class A Common
Shares (Denominator)
Weighted average common shares outstanding - basic	1	1
Weighted average common shares for diluted computation	1	1
Loss per common share attributable to shareholders of the Company
Basic	¥ (87.38)	¥ (118.56)
Diluted	¥ (76.68)	¥ (118.56)
Common
Loss (Numerator)
Net loss attributable to shareholders of the Company	¥ (690,471)	¥ (582,181)
Shares (Denominator)
Weighted average common shares outstanding - basic	7,901,950	4,910,425
Weighted average common shares for diluted computation	7,901,950	4,910,425
Loss per common share attributable to shareholders of the Company
Basic	¥ (87.38)	¥ (118.56)
Diluted	¥ (76.68)	¥ (118.56)